Class I Shares [Member] N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE ALGER INSTITUTIONAL FUNDS
Alger Focus Equity Fund
(the “Fund”)
Supplement dated August 1, 2025 to the Fund’s
Summary Prospectuses, Prospectuses, and Statement of Additional Information (“SAI”)
each dated February 28, 2025
as amended and supplemented to date
The purpose of this supplement is to announce the results of the recent special meeting of shareholders of the Fund held on August 1, 2025 (the “Meeting”), at which the shareholders considered a proposal to change the Fund from a diversified company to a non‑diversified company and to eliminate the related fundamental investment policy on diversification (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved. As a result, effective immediately, the Fund will begin operating as a non-diversified company.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses, and SAI:
The following disclosure is added to the section of the Fund’s Summary Prospectuses entitled “Principal Investment Strategy” and the section of the Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Principal Investment Strategy”:
The Fund is a non‑diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance.
The following disclosure is added to the section of the Fund’s Summary Prospectuses entitled “Principal Risks” and the section of the Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Principal Risks”:
Non‑Diversification Risk – The Fund is a non‑diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

Class I Shares [Member] | Alger Focus Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE ALGER INSTITUTIONAL FUNDS
Alger Focus Equity Fund
(the “Fund”)
Supplement dated August 1, 2025 to the Fund’s
Summary Prospectuses, Prospectuses, and Statement of Additional Information (“SAI”)
each dated February 28, 2025
as amended and supplemented to date
The purpose of this supplement is to announce the results of the recent special meeting of shareholders of the Fund held on August 1, 2025 (the “Meeting”), at which the shareholders considered a proposal to change the Fund from a diversified company to a non‑diversified company and to eliminate the related fundamental investment policy on diversification (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved. As a result, effective immediately, the Fund will begin operating as a non-diversified company.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses, and SAI:
The following disclosure is added to the section of the Fund’s Summary Prospectuses entitled “Principal Investment Strategy” and the section of the Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Principal Investment Strategy”:
The Fund is a non‑diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance.
The following disclosure is added to the section of the Fund’s Summary Prospectuses entitled “Principal Risks” and the section of the Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Principal Risks”:
Non‑Diversification Risk – The Fund is a non‑diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.